Supplemental Condensed Consolidating Financial Information (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007	Jul. 25, 2007
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Percentage of owned domestic subsidiaries which guaranteed senior notes	100.00%
Senior Notes 8.875% Due 2015 [Member]
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Amount used to tender long term debt	$ 1.0
Percentage of interest rate		8.875%	8.875%
8% Senior Notes Due 2019 [Member]
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Principal amount of senior notes issued	1.0
Percentage of interest rate	8.00%		8.00%
Community Health System [Member] | Senior Notes 8.875% Due 2015 [Member]
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Principal amount of senior notes issued		3.0	3.0